TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION - Price allocation (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Assets Acquisition [Line Items]
Cash and cash equivalents	$ 40,602	$ 5,037	$ 40,313	$ 37,821
Marketable securities	2,494	253	840
Receivables	5,682	74	7,254
Prepaid expenses	1,346	43	5,789
Reclamation deposits		225
Exploration and evaluation interests	95,438	38,718	75,531
Accounts payable and accrued liabilities	(13,977)	(2,191)	(12,537)
Flow-through share premium liability	$ (4,557)	(909)	$ (12,413)	$ (1,335)
Total		$ 41,250